Schedule of the range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life (Details)	12 Months Ended
	Jun. 30, 2026 Integer $ / shares	Jun. 30, 2025 Integer $ / shares	Jun. 30, 2024 Integer $ / shares
IfrsStatementLineItems [Line Items]
Number of Options Outstanding | Integer	3,436,690	2,284,000	2,759,000
Weighted average exercise price, Outstanding	$ 1.32	$ 0.78	$ 0.75
Weighted average remaining contractual life (years)	3 years 2 months 19 days
Exercise Price 1 [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.75
Number of Options Outstanding | Integer	1,502,330
Weighted average exercise price, Outstanding	$ 0.75
Weighted average remaining contractual life (years)	1 year 7 months 6 days
Exercise Price 2 [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 1.34
Number of Options Outstanding | Integer	520,000
Weighted average exercise price, Outstanding	$ 1.34
Weighted average remaining contractual life (years)	4 years 10 months 24 days
Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 1.89
Number of Options Outstanding | Integer	1,375,360
Weighted average exercise price, Outstanding	$ 1.89
Weighted average remaining contractual life (years)	4 years 3 months 29 days
Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding | Integer	39,000
Weighted average exercise price, Outstanding	$ 2.53
Weighted average remaining contractual life (years)	4 years 3 months 18 days
Exercise Price Four [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 2.20
Exercise Price Four [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 3.00